Taxation - Change in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (2,573)	$ (2,669)
Exchange differences	21	51
Recognised in income statement	(206)	93
Recognised in other comprehensive income and equity	(109)	83
Tax rate change – recognised in income statement	18	(13)
Tax rate change – recognised in other comprehensive loss and equity	(27)
Acquisition of subsidiaries	53	(85)
Transfer to asset held for sale	(18)	(39)
Sale of businesses	37	6
Ending balance	(2,804)	(2,573)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	62	76
Exchange differences	(10)	4
Recognised in income statement	28	(19)
Recognised in other comprehensive income and equity	0	0
Tax rate change – recognised in income statement	0	1
Tax rate change – recognised in other comprehensive loss and equity	0
Acquisition of subsidiaries	0	0
Transfer to asset held for sale	(16)	0
Sale of businesses	0	0
Ending balance	64	62
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	404	427
Exchange differences	(13)	(4)
Recognised in income statement	(17)	29
Recognised in other comprehensive income and equity	(8)	(55)
Tax rate change – recognised in income statement	3	4
Tax rate change – recognised in other comprehensive loss and equity	(3)
Acquisition of subsidiaries	0	0
Transfer to asset held for sale	(8)	8
Sale of businesses	(1)	(5)
Ending balance	357	404
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(585)	(566)
Exchange differences	9	15
Recognised in income statement	(79)	(35)
Recognised in other comprehensive income and equity	(34)	(7)
Tax rate change – recognised in income statement	3	(2)
Tax rate change – recognised in other comprehensive loss and equity	(4)
Acquisition of subsidiaries	0	0
Transfer to asset held for sale	2	(3)
Sale of businesses	0	13
Ending balance	(688)	(585)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(2,313)	(2,290)
Exchange differences	35	42
Recognised in income statement	(132)	116
Recognised in other comprehensive income and equity	(73)	(37)
Tax rate change – recognised in income statement	13	(15)
Tax rate change – recognised in other comprehensive loss and equity	(20)
Acquisition of subsidiaries	53	(85)
Transfer to asset held for sale	4	(44)
Sale of businesses	38	0
Ending balance	(2,395)	(2,313)
Post employment plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(141)	(316)
Exchange differences	0	(6)
Recognised in income statement	(6)	2
Recognised in other comprehensive income and equity	6	182
Tax rate change – recognised in income statement	(1)	(1)
Tax rate change – recognised in other comprehensive loss and equity	0
Acquisition of subsidiaries	0	0
Transfer to asset held for sale	0	0
Sale of businesses	0	(2)
Ending balance	(142)	$ (141)
DeLeon Holdco LLC
Reconciliation of changes in deferred tax liability (asset) [abstract]
Acquisition of subsidiaries	$ 53